Financial instruments - Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - At fair value [member] - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 61,325,779	$ 43,210,031
Financial liabilities	91,956,127	21,635,163
Equity Instruments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,485,997	2,454,334
Derivatives Designated as Hedges [Member] | Financial Derivatives Asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	40,605,859	17,423,701
Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	14,620,453	18,387,261
Derivatives Designated as Hedges [Member] | Financial Derivatives Liability
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	84,033,980	21,566,335
Derivatives Designated as Hedges [Member] | Commodity Derivatives Liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		45,543
Derivatives not designated for hedge accounting [Member] | Financial Derivatives Asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	210,077
Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,403,393	1,618,607
Derivatives not designated for hedge accounting [Member] | Financial Derivatives Liability
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		3,326,128
Financial liabilities	2,191,847	23,285
Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,396,389
Level 1 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,358,143	2,326,480
Level 1 [Member] | Equity Instruments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,358,143	2,326,480
Level 2 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	58,967,636	40,883,551
Financial liabilities	91,956,127	21,635,163
Level 2 [Member] | Equity Instruments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	127,854	127,854
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Financial Derivatives Asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	40,605,859	17,423,701
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	14,620,453	18,387,261
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Financial Derivatives Liability
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	84,033,980	21,566,335
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivatives Liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		45,543
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Financial Derivatives Asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	210,077
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,403,393	1,618,607
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Financial Derivatives Liability
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		3,326,128
Financial liabilities	2,191,847	$ 23,285
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 3,396,389